Note 18 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Letters of Credit Issued and Available Amount	$ 7,600	$ 4,100
Loss Contingency, Damages Sought, Value	2,500
Minimum [Member]
Loss Contingency, Estimate of Possible Loss	0
Maximum [Member]
Loss Contingency, Estimate of Possible Loss	$ 600